Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the years	R$ 58,759	R$ 17,176	R$ 187,875
Exchange rate change on goodwill on investee abroad	4,425	(10,702)	(10,702)
Accumulated translation adjustment	397,067	(108,189)	(108,189)
Other comprehensive income (loss) for the year, net of tax	401,492	(118,891)	(118,891)
Total comprehensive income (loss), net of taxes	460,251	(101,715)	68,984
Controlling interest	380,936	(181,368)	42,602
Non-controlling interest	R$ 79,315	R$ 79,653	R$ 26,382